FINANCIAL INSTRUMENTS - Level 3 Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Balance, beginning of year	$ 8,549
Balance, end of year	6,946	$ 8,549
Financial liabilities
Balance, beginning of year	60,623
Balance, end of year	53,276	60,623
Level 3
Financial assets
Balance, beginning of year	2,508	2,987
Additions	279	288
Dispositions	(627)	(100)
Fair value losses, net and OCI	(257)	(159)
Deconsolidation of BSREP IV Investments	0	(52)
Other	0	(456)
Balance, end of year	1,903	2,508
Financial liabilities
Balance, beginning of year	208	189
Additions	0	70
Dispositions	(3)	0
Fair value losses, net and OCI	(158)	(61)
Deconsolidation of BSREP IV Investments	0	0
Other	34	10
Balance, end of year	$ 81	$ 208